UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
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          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Zielinski
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
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Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael Zielinski                   Orange, CT              04-15-2011
----------------------------------  -------------------------------   ----------
           [Signature]                      [City, State]                [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 50
                                        -------------------

Form 13F Information Table Value Total: $562,793
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-March-2011

                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
ALLIANCE RES PARTNER L P          CS       01877R108      980.00     12,038.00  SH         Sole                4638    0       7400
ALLIED WRLD ASSUR COM HLDG A      CS       H01531104      845.00     13,477.00  SH         Sole                5360    0       8117
ALPS ETF TR THOM REUTR JEF        ETF      00162Q304    3,860.00     72,485.00  SH         Sole                 697    0      71788
AMERICAN CAPITAL AGENCY CORP      CS       02503X105      819.00     28,119.00  SH         Sole               11431    0      16688
AMERIGROUP CORP                   CS       03073T102    1,067.00     16,601.00  SH         Sole                6219    0      10382
AUTOLIV INC                       CS       052800109      792.00     10,675.00  SH         Sole                4441    0       6234
CELLCOM ISRAEL LTD                CS       M2196U109      841.00     25,381.00  SH         Sole               10650    0      14731
CIRRUS LOGIC INC                  CS       172755100      900.00     42,778.00  SH         Sole               14718    0      28060
CLIFFS NATURAL RESOURCES INC      CS       18683K101      980.00      9,976.00  SH         Sole                3717    0       6259
COOPER TIRE AND RUBR CO           CS       216831107      929.00     36,072.00  SH         Sole               14914    0      21158
CRACKER BARREL OLD CTRY STOR      CS       22410J106      765.00     15,571.00  SH         Sole                6392    0       9179
CROWN HOLDINGS INC                CS       228368106      918.00     23,792.00  SH         Sole                9197    0      14595
DST SYS INC DEL                   CS       233326107      931.00     17,623.00  SH         Sole                6867    0      10756
EMPRESA NACIONAL DE ELCTRCID      ADR      29244T101      842.00     15,147.00  SH         Sole                6406    0       8741
ENDO PHARMACEUTICALS HLDGS I      CS       29264F205      886.00     23,228.00  SH         Sole                9486    0      13742
EXXON MOBIL CORP                  CS       30231G102      898.00     10,678.00  SH         Sole                4023    0       6655
GREENHAVEN CONT CMDTY INDEX UN    ETF      395258106   58,203.00  1,652,097.00  SH         Sole              466434    0    1185663
HEALTHSPRING INC                  CS       42224N101    1,007.00     26,940.00  SH         Sole               10145    0      16795
IMPAX LABORATORIES INC            CS       45256B101      981.00     38,528.00  SH         Sole               14099    0      24429
INTERDIGITAL INC                  CS       45867G101      903.00     18,929.00  SH         Sole                6840    0      12089
ISHARES INC MSCI CDA INDEX        ETF      464286509    2,792.00     83,074.00  SH         Sole               83074    0          0
ISHARES SANDP GLOBAL INFRASTRU    ETF      464288372    9,478.00    256,661.00  SH         Sole              256661    0          0
ISHARES TR DJ US BAS MATL         ETF      464287838    3,418.00     41,809.00  SH         Sole                 456    0      41353
ISHARES TR DJ US TOTL MKT         ETF      464287846   40,893.00    609,249.00  SH         Sole              183841    0     425408
ISHARES TR GS NAT RES IDX         ETF      464287374    5,560.00    118,667.00  SH         Sole              118667    0          0
ISHARES TR LEHMAN SH TREA         ETF      464288679   20,108.00    182,416.00  SH         Sole               81773    0     100643
ISHARES TR MSCI EAFE IDX          ETF      464287465   70,894.00  1,179,987.00  SH         Sole              340465    0     839522
ISHARES TR MSCI EMERG MKT         ETF      464287234   80,003.00  1,643,790.00  SH         Sole              598862    0    1044928
ISHARES TR RUSSELL 3000           ETF      464287689   47,664.00    601,362.00  SH         Sole              201389    0     399973
ISHARES TR S&P EMRG INFRS         ETF      464288216    2,244.00     62,381.00  SH         Sole               62381    0          0
KKR FINANCIAL HLDGS LLC           CS       48248A306      831.00     84,919.00  SH         Sole               32433    0      52486
LABORATORY CORP AMER HLDGS        CS       50540R409      862.00      9,355.00  SH         Sole                3670    0       5685
LAM RESEARCH CORP                 CS       512807108      904.00     15,955.00  SH         Sole                6404    0       9551
MARKET VECTORS ETF TR RVE HARD    ETF      57060U795   57,232.00  1,348,212.00  SH         Sole              482119    0     866093
MILLICOM INTL CELLULAR S A        CS       L6388F110      860.00      8,947.00  SH         Sole                3544    0       5403
NEWMARKET CORP                    CS       651587107      999.00      6,317.00  SH         Sole                2527    0       3790
PIER 1 IMPORTS INC                CS       720279108      828.00     81,541.00  SH         Sole               34111    0      47430
PIMCO ETF TR ENHAN SHRT MAT       ETF      72201R833   12,912.00    127,928.00  SH         Sole               17251    0     110677
POWERSHARES VRDO TAX FREE WEEK    ETF      73936T433    7,272.00    290,988.00  SH         Sole              290988    0          0
RENAISSANCE RE HLDGS LTD          CS       G7496G103      876.00     12,698.00  SH         Sole                5001    0       7697
ROCK-TENN CO                      CS       772739207      939.00     13,543.00  SH         Sole                5056    0       8487
ROSS STORES INC                   CS       778296103      883.00     12,414.00  SH         Sole                4859    0       7555
SANDISK CORP                      CS       80004C101      776.00     16,838.00  SH         Sole                6869    0       9969
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680   20,174.00    439,996.00  SH         Sole              196595    0     243401
SPDR INDEX SHS FDS EMERG MKTS     ETF      78463X509   19,797.00    262,910.00  SH         Sole              189976    0      72934
VALASSIS COMMUNICATIONS INC       CS       918866104      742.00     25,448.00  SH         Sole               10615    0      14833
VANGUARD INTL EQUITY INDEX F E    ETF      922042858   35,794.00    731,244.00  SH         Sole              295255    0     435989
VANGUARD SECTOR INDEX FDS MATL    ETF      92204A801    3,351.00     38,357.00  SH         Sole               38357    0          0
VANGUARD TAX-MANAGED FD EUROPE    ETF      921943858   34,484.00    924,246.00  SH         Sole              475961    0     448285
XILINX INC                        CS       983919101      876.00     26,700.00  SH         Sole               10140    0      16560
REPORT SUMMARY: 50 DATA RECORDS                       562,793.00          0.00 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.